DIVIDENDS ON ORDINARY SHARES (Details) - Narrative - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lloyds Banking Group share incentive plan | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	3,990,862	6,508,529
HBOS share incentive plan trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	0	445,625
Lloyds Banking Group employee share ownership trust | Waived
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	20,540,083	11,656,155
Final dividend recommended by directors at previous year end
DIVIDENDS ON ORDINARY SHARES (Details) [Line Items]
Dividends proposed or declared before financial statements authorised for issue (in GBP per share)	£ 0.0057	£ 0.0225	£ 0.0214
Dividends proposed or declared before financial statements authorised for issue	£ 404	£ 1,586	£ 1,523